Earnings (Loss) Per Share (Details) - Schedule of earnings loss per share - basic and diluted - USD ($)	6 Months Ended				12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net (Loss) Income attributable to BaiJiaYun Limited	$ 5,411,645		$ (8,399,863)		$ (12,814,988)	$ 3,457,208	$ 3,873,503
Accretion of convertible redeemable preferred shares	(2,001,777)		(1,754,165)		(3,865,430)	(3,029,529)	(1,796,987)
Deemed dividends to convertible redeemable preferred shareholders						(2,084,786)
Net income attributable to BaiJiaYun Limited’s preferred shareholders							(838,145)
Net (Loss) Income attributable to BaiJiaYun Limited’s ordinary shareholders	$ 3,409,868		$ (10,154,028)		$ (16,680,418)	$ (1,657,107)	$ 1,238,371
Denominator:
Weighted average ordinary shares outstanding basic (in Shares)	54,268,601	[1],[2]	34,406,330	[1],[2]	44,069,300	41,204,669	38,417,461
Earnings (loss) per share basic (in Dollars per share)	$ 0.06		$ (0.3)		$ (0.38)	$ (0.04)	$ 0.03

[1]	After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022.
[2]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 3.